Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Statutory Corporate Tax Rate	Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2024 and 2023, as follows:
(in thousands)	2024	2023
Income tax expense (benefit) at the statutory rate	$(411)	$258
Increase (decrease) resulting from:
Cash surrender value of life insurance	(18)	(17)
State income tax expense (benefit)	(30)	55
Goodwill Impairment	199	-
Other	21	(2)
	$(239)	$294

Schedule of Net Deferred Tax Liability	The composition of the Company’s net deferred tax liability at June 30 is as follows:
(in thousands)	2024	2023
Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$531	$408
Unfunded Commitments	14	-
Accrued expenses	44	44
Fair value accounting adjustments at acquisition	71	95
Nonaccrued interest on loans	115	103
Unrealized loss on available-for-sale securities	112	142
Depreciation	82	68
Net operating loss carryforwards	107	64
Total deferred tax assets	1,076	924

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(344)	(606)
Deferred loan origination costs	(57)	(68)
Loan servicing rights	(41)	(43)
Accrual to cash adjustment	(216)	(185)
Fair value accounting adjustments on acquisition	(535)	(535)
Total deferred tax liabilities	(1,193)	(1,437)
Net deferred tax liability	$(117)	$(513)